Financial Assets and Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SGD ($)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Amount	$ 65,387	$ 13,781
Australia Dollars[Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Interest-bearing loans and borrowings, Maturity	Mar. 2044	Mar. 2045
Interest-bearing loans and borrowings, Amount	$ 5,410	$ 3,764		$ 7,458				$ 4,883
Renminbi (RMB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Maturity	Jul . 2022	Jun. 2021
Interest-bearing loans and borrowings, Amount	$ 6,552	$ 2,736			¥ 41,751				¥ 17,800
Renminbi (RMB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	3.85%	4.50%	3.85%	3.85%	3.85%	3.85%	4.50%	4.50%	4.50%	4.50%
Renminbi (RMB) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.53%	4.90%	4.53%	4.53%	4.53%	4.53%	4.90%	4.90%	4.90%	4.90%
Thai Baht (THB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Maturity	Jun. 2022	Mar. 2021
Interest-bearing loans and borrowings, Amount	$ 49,729	$ 2,488	฿ 1,648,835				฿ 74,176
Thai Baht (THB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	0.70%	0.90%	0.70%	0.70%	0.70%	0.70%	0.90%	0.90%	0.90%	0.90%
Thai Baht (THB) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	3.30%	1.00%	3.30%	3.30%	3.30%	3.30%	1.00%	1.00%	1.00%	1.00%
Singapore dollars (SGD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	1.98%	2.32%	1.98%	1.98%	1.98%	1.98%	2.32%	2.32%	2.32%	2.32%
Interest-bearing loans and borrowings, Maturity	Dec. 2022	Apr. 2021
Interest-bearing loans and borrowings, Amount	$ 3,696	$ 4,793				$ 5,000				$ 6,332